[Letterhead of Fried, Frank, Harris, Shriver & Jacobson LLP]

Direct Line: 212.859.8272
Fax: 212.859.4000

September 16, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:          New Mountain Guardian Corporation

Ladies and Gentlemen:

On behalf of New Mountain Guardian Corporation, a Delaware corporation (the “Company”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), we are filing by direct electronic transmission the Company’s Pre-Effective Amendment No. 1 to the Company’s Registration Statement on Form N-2 filed on July 22, 2010 (the “Registration Statement”) relating to the registration of shares of the Company’s common stock, par value $0.01 per share.

Except as noted in the Registration Statement, all of the exhibits will be included in a subsequent amendment to the Registration Statement.  The filing fee of $14,260 was paid by wire transfer to the Securities and Exchange Commission, Account Number 152307768324, US Bank, ABA No. 081000210 on July 9, 2010.

Please direct any questions or comments that the Staff may have with regard to the filing to Jessica Forbes at 212.859.8558 or to the undersigned at the above-referenced number.

Sincerely,

/s/ STUART H. GELFOND

Stuart H. Gelfond

cc:           Robert A. Hamwee (New Mountain Guardian Corporation)

Adam Weinstein (New Mountain Guardian Corporation)